Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Other non-current assets	$ 285	$ 128
Tangible fixed assets	2,238,857	2,286,430
Right-of-use assets	759	1,033
Total non-current assets	2,239,901	2,287,591
Current assets
Trade and other receivables	12,943	7,147
Inventories	4,222	3,353
Prepayments and other current assets	16,526	1,597
Derivative financial instruments		372
Cash and cash equivalents	72,210	96,884
Total current assets	105,901	109,353
Total assets	2,345,802	2,396,944
Partners' equity
Common unitholders (46,860,182 units issued and outstanding as of December 31, 2019 and 46,737,124 units issued and outstanding as of June 30, 2020)	581,227	606,811
General partner (1,021,336 units issued and outstanding as of December 31, 2019 and June 30, 2020)	10,735	11,271
Preference unitholders (5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2019 and June 30, 2020)	347,889	347,889
Total partners' equity	939,851	965,971
Current liabilities
Trade accounts payable	18,553	16,630
Due to related parties	6,540	5,642
Derivative financial instruments	8,864	2,607
Other payables and accruals	39,777	51,570
Borrowings-current portion	313,009	109,822
Lease liabilities-current portion	427	472
Total current liabilities	387,170	186,743
Non-current liabilities
Derivative financial instruments	12,276	6,688
Borrowings-non-current portion	1,006,102	1,236,202
Lease liabilities-non-current portion	224	414
Other non-current liabilities	179	926
Total non-current liabilities	1,018,781	1,244,230
Total partners' equity and liabilities	$ 2,345,802	$ 2,396,944